As filed with the Securities and Exchange Commission on or about May 13, 2010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Registration No. 333-33607

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 68	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Registration No. 811-08333 Amendment No. 69	☒

Nuveen Investment Trust II

(Exact name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on May 27, 2010 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 68

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 67, as it relates to the Nuveen Tradewinds Global Flexible Allocation Fund, until May 27, 2010. Parts A and B of the Registrant’s Post-Effective Amendment No. 67 under the Securities Act of 1933 as it relates to the Nuveen Tradewinds Global Flexible Allocation Fund, filed on March 1, 2010, are incorporated by reference herein.

Part C—Other Information

Signatures

Index to Exhibits

Exhibits

Nuveen Investment Trust II is a multi-series investment company that consists of 24 series. Twenty-three of those series, the Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund, Nuveen Santa Barbara EcoLogic Equity Fund, Nuveen Santa Barbara Global Equity Fund, Nuveen Santa Barbara International Equity Fund, Nuveen Santa Barbara Growth Plus Fund, Nuveen Santa Barbara Strategic Growth Fund, Nuveen Santa Barbara Mid-Cap Growth Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony International Equity Fund, Nuveen Symphony Optimized Alpha Fund, Nuveen Tradewinds Emerging Markets Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Tradewinds Global All-Cap Plus Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Tradewinds International Value Fund, Nuveen Tradewinds Japan Fund and Nuveen Winslow Large-Cap Growth Fund, are not included in this amendment to the Registration Statement and are not affected by this amendment to the Registration Statement.

PART C—OTHER INFORMATION

Item 28: Exhibits:

(a)(1).	Declaration of Trust of Registrant.(1)

(a)(2).	Amended Establishment and Designation of Classes, dated April 23, 2008.(8)

(a)(3).	Amended and Restated Designation of Series, dated February 15, 2010.(15)

(b).	By-Laws of Registrant.(6)

(c).	Specimen Certificate of Shares of the Registrant.(2)

(d)(1).	Investment Management Agreement between Registrant and Nuveen Asset Management, dated November 13, 2007.(7)

(d)(2).	Renewal of Investment Management Agreement between Registrant and Nuveen Asset Management, dated May 28, 2009.(14)

(d)(3).	Amended Schedules A and B of Investment Management Agreement between Registrant and Nuveen Asset Management, dated April 24, 2009.(11)

(d)(4).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(16)

(e)(1).	Distribution Agreement between Registrant and Nuveen Investments, LLC, dated August 1, 1998.(3)

(e)(2).	Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(5)

(e)(3).	Form of Nuveen Funds Rule 22c-2 Agreement, dated October 16, 2006.(5)

(e)(4).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC, dated August 3, 2009.(14)

(f).	Not applicable.

(g)(1).	Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated February 25, 2005.(4)

(g)(2).	Appendix A to Custodian Agreement, dated January 26, 2010.(15)

(h)(1).	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and State Street Bank and Trust Company, dated October 7, 2002.(5)

(h)(2).	Schedule A to Transfer Agency and Service Agreement, dated September 15, 2009.(14)

(i)(1).	Opinion and Consent of Bingham McCutchen LLP.(16)

(i)(2).	Opinion and Consent of Chapman and Cutler LLP.(16)

(j).	Not applicable.

(k).	Not applicable.

(l).	Subscription Agreement with Nuveen Institutional Advisory Corp.(2)

(m).	Plan of Distribution and Service Pursuant to Rule 12b-1, dated February 28, 2008.(8)

(n).	Multiple Class Plan, dated May 1, 2008.(8)

(o).	Not applicable.

(p).	Code of Ethics and Reporting Requirements, as amended through May 29, 2008.(9)

(z)(1).	Original Powers of Attorney of Messrs. Bremner, Evans, Hunter, Kundert and Schneider and Mss. Stockdale and Stone, dated July 17, 2008.(9)

(z)(2).	Original Powers of Attorney of Messrs. Amboian and Toth, dated January 13, 2009.(10)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)	Incorporated by reference to pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to post-effective amendment no. 2 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to post-effective amendment no. 18 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to post-effective amendment no. 23 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to post-effective amendment no. 24 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to post-effective amendment no. 37 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to post-effective amendment no. 44 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to post-effective amendment no. 45 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to post-effective amendment no. 57 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to post-effective amendment no. 61 filed on Form N-1A for Registrant.
(12)	Incorporated by reference to post-effective amendment no. 63 filed on Form N-1A for Registrant.
(13)	Incorporated by reference to post-effective amendment no. 65 filed on Form N-1A for Registrant.
(14)	Incorporated by reference to post-effective amendment no. 66 filed on Form N-1A for Registrant.
(15)	Incorporated by reference to post-effective amendment no. 67 filed on Form N-1A for Registrant.
(16)	To be filed by amendment.

Item 29. Persons Controlled by or under Common Control with Fund.

Not applicable.

Item 30. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000 for cost of correction and $2,500,000 for all other claims) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Adviser

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel

Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Managing Director and Assistant Secretary of Nuveen Investments Holdings, Inc. and Nuveen Investments Advisers Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc., Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management, LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller

Managing Director and Corporate Controller of Nuveen Investments, Inc. and Nuveen Investments, LLC; Vice President and Corporate Controller of Nuveen Investments Holdings, Inc.; Vice President and Corporate Controller of Nuveen Investments Advisers Inc.; Vice President of Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Certified Public Accountant.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of NWQ Holdings, LLC.

John L. MacCarthy, Executive Vice President and Secretary

Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC and Nuveen Investments Holdings, Inc.; Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.

Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC.

(b) Tradewinds Global Investors, LLC (“Tradewinds”) acts as sub-investment adviser to the Registrant for Nuveen Tradewinds International Value Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Tradewinds Emerging Markets Fund, Nuveen Tradewinds Japan Fund, Nuveen Tradewinds Global All-Cap Plus Fund and Nuveen Tradewinds Global Flexible Allocation Fund. Tradewinds also serves as sub-investment adviser to other open-end funds and certain closed-end funds. In addition, Tradewinds serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of Tradewinds. The principal business address of each person is 2049 Century Park East, 20th Floor, Los Angeles, California 90067.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Constance G. Lawton	Co-President, Chief Operating Officer and Managing Director	None

David B. Iben, CFA	Co-President, Chief Investment Officer, Managing Director, Portfolio Manager	Managing Director and Portfolio Manager (2000-2006) of NWQ Investment Management Company, LLC

(c) Santa Barbara Asset Management (“SBAM”) serves as sub-investment adviser to the Registrant for Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Global Equity Fund, Nuveen Santa Barbara International Equity Fund, Nuveen Santa Barbara EcoLogic Equity Fund, Nuveen Santa Barbara Growth Plus Fund, Nuveen Santa Barbara Strategic Growth Fund and Nuveen Santa Barbara Mid-Cap Growth Fund and serves as investment adviser to separately managed accounts. The following is a list of each director and officer of SBAM. The principal business address of each person is 200 E. Carrillo St., Suite 300, Santa Barbara, CA 93101.

Name	Positions and Offices with SBAM	Other Business, Profession, Vocation or Employment During Past Two Years
Michael G. Mayfield	Chief Executive Officer and Chief Investment Officer	None

Steven Spencer	President, Chief Operating Officer	None

Mary E. Keefe	Managing Director and Chief Compliance Officer	Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., Santa Barbara Asset Management, LLC, Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of NWQ Holdings, Inc.

(d) Symphony Asset Management (“Symphony”) serves as sub-investment adviser to the Registrant for Nuveen Symphony International Equity Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund and Nuveen Symphony Optimized Alpha Fund. Symphony also serves as sub-investment adviser to certain other open-end and closed-end funds and as investment adviser to separately managed accounts. The following is a list of each director and officer of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
David Goldstein	Vice President and Chief Operating Officer	None

Angela McKillen	Vice President and Chief Financial Officer	None

Gunther M. Stein	Vice President and Chief Investment Officer	None

David T. Wang	Director of Equity Investments	None

(e) Winslow Capital Management, Inc. (“Winslow Capital”) serves as sub-investment adviser to the Registrant for the Nuveen Winslow Large-Cap Growth Fund. Winslow Capital also serves as sub-investment adviser to four other open-end funds and as investment adviser to separately managed accounts. The following is a list of each director and officer of Winslow Capital. The principal business address of each person is 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402.

Name	Positions and Offices with Winslow Capital	Other Business, Profession, Vocation or Employment During Past Two Years
Jean A. Baillon	Senior Managing Director, Chief Administrative Officer and Chief Financial Officer	None

Clark J. Winslow	Chief Executive Officer, Chief Investment Officer, Chairman and Portfolio Manager	President of Winslow Family Foundation

Justin H. Kelly	Senior Managing Director and Portfolio Manager	None

R. Bart Wear	Senior Managing Director and Portfolio Manager	None

Laura J. Hawkins	Chief Compliance Officer	Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer at Disciplined Growth Investors, Inc.

Item 32: Principal Underwriters

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust III, Nuveen Investment Trust V and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer	Trustee

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606	Managing Director	Vice President

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Scott S. Grace 333 West Wacker Drive Chicago, IL 60606	Managing Director and Treasurer	Vice President and Treasurer

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Secretary and General Counsel	None

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 33: Location of Accounts and Records

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34: Management Services

Not applicable.

Item 35: Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 13th day of May, 2010.

NUVEEN INVESTMENT TRUST II

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			May 13, 2010

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			May 13, 2010

ROBERT P. BREMNER*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï þ	By	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact May 13, 2010
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy, Larry W. Martin and Gifford R. Zimmerman, among others, to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit